Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)
Commitments and Contingencies
Rental expenses under operating leases	¥ 108,782	¥ 111,432	¥ 125,828
Contingent liabilities	0	¥ 1,300
Operating lease commitment
2023	66,602			$ 9,924
2024	37,912			5,649
2025	11,684			1,741
2026	4,345			647
2026	4,284			638
thereafter	7,454			1,111
Total	¥ 132,281			$ 19,710